Subsequent events (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
12 Secondhand Barges [Member]
IfrsStatementLineItems [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 3,960
Notes 2025 [Member]
IfrsStatementLineItems [Line Items]
Repurchase agreements and cash collateral on securities lent		$ 21,500